BattleShares TSLA vs F ETF
Schedule of Investments
March 31, 2025 (Unaudited)
SHORT-TERM INVESTMENTS – 14.8%
Money Market Funds – 14.8%	Shares	Value
First American Government Obligations Fund - Class X, 4.27%(a)	131,065	$131,065

TOTAL SHORT-TERM INVESTMENTS (Cost $131,065)		131,065

TOTAL INVESTMENTS – 14.8% (Cost $131,065)		$131,065
Other Assets in Excess of Liabilities – 85.2%		757,351
TOTAL NET ASSETS - 100.0%		$888,416

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

BattleShares TSLA vs F ETF

Schedule of Total Return Swap Contracts

March 31, 2025 (Unaudited)

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Tesla, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 3.00%	Monthly	02/12/26	$1,861,546	$207,236
							$207,236

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Ford Motor Co.	Marex Capital Markets, Inc.	Pay	OBFR + (2.00)%	Monthly	02/12/26	(968,126)	(6,226)
							$(6,226)
Net Unrealized Appreciation (Depreciation)							$201,010

There are no upfront payments or receipts associated with total return swaps in the Fund as of March 31, 2025.

OBFR - Overnight Bank Funding Rate was 4.33% as of March 31, 2025.